Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 01, 2017	May 31, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 09, 2017
Stockholders' Equity (Textual)
Weighted average remaining contractual life			7 years 5 months 5 days		7 years 6 months
Issuance of common stock shares		1,960,784
Payment of vendor service value		$ 500			$ 500
Authorized program to repurchase							5,000,000
Repurchased common stock				1,185,968
Repurchased aggregate price common stock				$ 149
Converted shares of stock conversion						307,500
ConeXus [Member]
Stockholders' Equity (Textual)
Payment of vendor service value	$ 1,900
Common stock issued value	$ 1,971
Common stock issued shares	5,631,373
Share price per share	$ 0.35
Rick Mills [Member]
Stockholders' Equity (Textual)
Payment of vendor service value	$ 1,900
Common stock issued shares	3,198,054
Investor [Member]
Stockholders' Equity (Textual)
Conversion of stock, description					During 2017, accredited investors converted 182,200 shares of Convertible Preferred Stock in exchange for 714,510 shares of common stock. During 2016, accredited investors converted 307,500 shares of Convertible Preferred Stock in exchange for 1,205,882 shares of common stock. In conjunction with the structured settlement program, the Company issued 409,347 shares of its restricted common stock to creditors and 809,842 shares of stock were issued to investors (see Note 8).
Number of Convertible Preferred Series					2,245,511	307,500
Converted shares of stock conversion				8,806,906	8,806,906	1,205,882